Commitments and Contitngencies - Long-Term Time Charters-Additional Information (Details)	6 Months Ended
Jun. 30, 2013
Time charter arrangements remaining terms period	up to 126 months
Revenue days per annum	365 days
Redelivery dates	earliest possible redelivery dates